Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 135,480.2	$ 1,648.4	₨ 53,728.6
Gross Unrealized Gains	376.6	4.5	187.8
Gross Unrealized Losses	25.7	0.3	716.9
Fair Value	135,831.1	$ 1,652.6	53,199.5
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	127,313.8		31,795.1
Gross Unrealized Gains	122.6		59.6
Gross Unrealized Losses	25.7		27.9
Fair Value	127,410.7		31,826.8
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	106,952.3		28,159.7
Gross Unrealized Gains	103.6		57.7
Gross Unrealized Losses	23.2		21.9
Fair Value	107,032.7		28,195.5
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	20,361.5		3,635.4
Gross Unrealized Gains	19.0		1.9
Gross Unrealized Losses	2.5		6.0
Fair Value	20,378.0		3,631.3
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	8,166.4		21,933.5
Gross Unrealized Gains	254.0		128.2
Gross Unrealized Losses	0.0		689.0
Fair Value	₨ 8,420.4		₨ 21,372.7